Note 9 - Related Party Transactions and Balances	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
9.	RELATED PARTY TRANSACTIONS AND BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company
’s Board of Directors and corporate officers.

During the
year ended
January 31, 2018,
the Company entered into the following transactions with related parties:

Key m
anagement compensation

Paid or accrued consulting
fees of
$113,280
(
2017
 -
$160,360;
2016
-
$157,870
) to officers and directors of the Company.

Amounts due to related parties
as at
January 31, 2018
are comprised of
$Nil
(
2017
 -
$138,426
) to directors and an officer of the Company.